Unaudited condensed consolidated statements of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the period	$ 81,122,288	$ 104,541,409
Adjustments to reconcile profit to net cash provided by operating activities:
Depreciation	20,331,446	20,058,139
Interest expense	28,651,328	29,019,519
Amortization of loan financing fees and loan modification gain	1,384,621	1,133,333
Unrealized gain, net on derivatives	443,334	6,156
Interest income	(1,974,382)	(2,178,258)
Foreign exchange differences	519,149	(580,370)
Gain from modification of loans	(1,828,959)
Other non-cash items		(26,008)
Total reconciliation adjustments	47,526,537	47,432,511
Changes in working capital:
Trade and other receivables	22,675,575	(15,443,668)
Prepaid expenses and other current assets	(1,504,665)	693,909
Inventories	(925,872)	(4,470,906)
Trade payables	5,098,530	11,303,375
Accrued expenses	(237,237)	1,058,785
Deferred revenue		(2,465,250)
Claims receivable	115,528	(1,805)
Due from related parties	(101,383)	449,629
Due to related parties	(659,974)	627,850
Total changes in working capital	24,460,502	(8,248,081)
Interest paid	(27,769,685)	(29,539,541)
Net cash provided by operating activities	125,339,642	114,186,298
CASH FLOWS FROM INVESTING ACTIVITIES
Decrease in restricted cash	1,079,486	1,008,415
Increase in restricted cash	(1,500,000)
Dry-dock expenses	(2,701,710)	(304,290)
Interest received	1,822,306	1,153,188
Net cash (used in)/ provided by investing activities	(1,299,918)	1,857,313
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	168,150,000	113,000,000
Repayments of long-term borrowings	(191,252,181)	(138,369,645)
Capital distribution	(56,661,629)	(91,753,208)
Payments of loan financing fees	(948,219)	(678,000)
Net cash used in financing activities	(80,712,029)	(117,800,853)
Effects of exchange rate changes of cash held in foreign currency	(521,316)	584,554
Net change in cash and cash equivalents	43,327,695	(1,757,242)
Cash and cash equivalents at beginning of period	49,992,391	81,345,877
Cash and cash equivalents at end of period	$ 92,798,770	$ 80,173,189